Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (374,059)	$ (334,916)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(167,497)	(119,196)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(46,467)	(43,388)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(160,095)	(172,332)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(322,183)	(334,513)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(23,884)	22,956
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(26,321)	(24,194)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (1,671)	$ 836